Stockholders Equity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Restricted Stock Units (RSUs) [Member]
Non-vested as of December 31, 2020	3,093,000	600,000	600,000
Granted	1,405,000	3,960,000	4,260,000
Vested	(1,795,000)	(562,000)	(1,647,000)
Forfeited	(365,000)		(120,000)
Non-vested as of December 31, 2021	2,338,000	3,998,000	3,093,000
Weighted Average Grant Date Fair Value, Beginning balance	$ 0.47	$ 0.40	$ 0.40
Weighted Average Grant Date Fair Value, Granted	0.47	0.52	0.57
Weighted Average Grant Date Fair Value, Vested	0.48	0.50	0.69
Weighted Average Grant Date Fair Value, Forfeited	0.71	0.00	0.63
Weighted Average Grant Date Fair Value, Ending balance	$ 0.43	$ 0.50	$ 0.47
Restricted Stock [Member]
Non-vested as of December 31, 2020	0	0	0
Granted			0
Vested			0
Forfeited			0
Non-vested as of December 31, 2021			0
Weighted Average Grant Date Fair Value, Beginning balance	$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Granted			0
Weighted Average Grant Date Fair Value, Vested			0
Weighted Average Grant Date Fair Value, Forfeited			0
Weighted Average Grant Date Fair Value, Ending balance			$ 0